CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments ae-ao) (Details) m³ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) T	Jul. 31, 2025 T m³
White Martins Gases Industriais LTD | Usiminas | Industrial Gas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 85.4
Long-term purchase commitment, take or pay volume	50.00%
White Martins WK | Usiminas | Industrial Gas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 78.8
Long-term purchase commitment, take or pay volume	47.20%
VLI Multimodal S.A. | Usiminas | Rail Transportation
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 314.0
VLI Multimodal S.A. | Usiminas | Port And Accessory Services
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	58.9
Porto Sudeste do Brasil S.A. | Mineração Usiminas S.A. | Ore Export Loading
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 164.2
Long-term purchase commitment, total purchased volume | T	8,000,000
MRS Logística S.A | Usiminas | Rail Transportation
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 37.8
Long-term purchase commitment, minimum volume | T	3,500,000
Long term purchase commitment, maximum volume | T	4,200,000
Armac Locacao Logistica e Servicos S.A. | Mineração Usiminas S.A. | Internal Material Handling Services
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 14.5
Long-term purchase commitment, termination penalty, period one	50.00%
Long-term purchase commitment, termination penalty, period two	25.00%
Seday Transportes Ltda | Usiminas | Transportation Services
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 11.9
Petrobras S.A. | Usiminas | Natural Gas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 346.7
Minimum daily consumption volume | m³		889
Annual take or pay volume	70.00%
Petrobras S.A. | Usiminas | Petcoke
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 6.0
Long-term purchase commitment, minimum volume | T	96,000
Ical Industria de Calcinacao Ltda | Usiminas | Lime
Disclosure of contingent liabilities [line items]
Minimum monthly consumption volume | T		9,282
Ical Industria de Calcinacao Ltda | Usiminas | Limestone
Disclosure of contingent liabilities [line items]
Minimum monthly consumption volume | T		23,400
Ical Industria de Calcinacao Ltda | Usiminas | Lime And Limestone
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 16.2
Annual take or pay volume	100.00%
BEMISA HOLDING SA | Usiminas | Iron Ore
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 51.2
Annual take or pay volume	95.00%